Supplemental Cash Flow Information - Details of Changes in Working Capital and Other Items (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Changes In Working Capital And Other Items [abstract]
Trade and other receivables	$ 64	$ (25)	$ 22	$ 27
Prepaid expenses and other current assets	6	(1)	28	16
Payables, accruals and provisions	50	6	(114)	(239)
Deferred revenue	92	127	6	61
Income taxes	17	11	(11)	(24)
Other	(22)	(11)	(29)	(27)
Total	$ 207	$ 107	$ (98)	$ (186)